LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jul. 31, 2022 CNY (¥)
LONG-TERM INVESTMENTS
Long-term investments	¥ 31,856		¥ 1,902
Investment in equity securities without readily determinable fair value	0		0	¥ 0
Share of loss in equity method investment	(45)	$ (7)	(84)	(4)
Equity method investment, impairment	0		0	¥ 0
Vertilite
LONG-TERM INVESTMENTS
Percentage of equity interest acquired					1.20%
Investment in equity securities without readily determinable fair value					¥ 30,000
Investments in equity securities
LONG-TERM INVESTMENTS
Long-term investments	30,000
Investments in equity method investee
LONG-TERM INVESTMENTS
Long-term investments	¥ 1,856		¥ 1,902